Commitments and Contingencies - Schedule of operating lease expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease cost
Operating lease cost	$ 754
Variable lease cost	31
Total lease cost	785
Operating Lease, Liability [Abstract]
Operating cash flows related to operating leases	$ 837